Stockholders' Equity: (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Number of shares authorised	7,767,276	7,767,276
Issued capital	$ 7,767,276	$ 7,767,276
B Series [member]
Number of shares authorised	7,173,079	7,173,079
Issued capital	$ 277,050,000	$ 277,050,000
BB Series [member]
Number of shares authorised	594,197	594,197
Issued capital	$ 22,950,000	$ 22,950,000